OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
OTHER LONG-TERM ASSETS	NOTE 10: OTHER LONG-TERM ASSETS

	December 31,
	2024	2023
Prepaid expenses and deposits	$1,635	$889
Deferred tax assets, net (see note 15(d))	1,063	828

Total other long term assets	$2,698	$1,717